EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated December 1, 2020

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$7,017.1	0	$0
Other Pooled Investment Vehicles	1	$9.7	0	$0
Other Accounts	3	$241.8	0	$0
Cynthia J. Clemson
Registered Investment Companies	9	$4,325.3	0	$0
Other Pooled Investment Vehicles	1	$9.7	0	$0
Other Accounts	3	$241.8	0	$0
Christopher J. Eustance
Registered Investment Companies	9	$1,756.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor G. Smith
Registered Investment Companies	8	$1,399.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended July 31, 2020 and in the Eaton Vance family of funds as of December 31, 2019. The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Arizona Fund
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith	None	$100,001 - $500,000
Connecticut Fund
Cynthia J. Clemson	None	Over $1,000,000
Trevor G. Smith	None	$100,001 - $500,000
Minnesota Fund
Craig R. Brandon	None	Over $1,000,000
Christopher J. Eustance	None	$100,001 - $500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Municipal Opportunities Fund
Craig R. Brandon	None(1)	Over $1,000,000
Trevor G. Smith	None(1)	$100,001 - $500,000
New Jersey Fund
Cynthia J. Clemson	None(1)	Over $1,000,000
Christopher J. Eustance	None(1)	$100,001 - $500,000
Pennsylvania Fund
Christopher J. Eustance	None	$100,001 - $500,000
(1)	As of June 30, 2021.
August 17, 2021

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated January 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$6,991.1	0	$0
Other Pooled Investment Vehicles	1	$9.8	0	$0
Other Accounts	2	$199.3	0	$0
Cynthia J. Clemson
Registered Investment Companies	9	$4,380.1	0	$0
Other Pooled Investment Vehicles	1	$9.8	0	$0
Other Accounts	2	$199.3	0	$0
Christopher J. Eustance
Registered Investment Companies	9	$1,766.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor G. Smith
Registered Investment Companies	8	$1,332.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended August 31, 2020 and in the Eaton Vance family of funds as of December 31, 2019. The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Georgia Fund
Trevor G. Smith	None	$100,001 - $500,000
Maryland Fund
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith	None	$100,001 - $500,000
Missouri Fund
Cynthia J. Clemson	None	Over $1,000,000
Christopher J. Eustance	None	$100,001 - $500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
North Carolina Fund
Christopher J. Eustance	None	$100,001 - $500,000
Oregon Fund
Christopher J. Eustance	None	$100,001 - $500,000
South Carolina Fund
Christopher J. Eustance	None	$100,001 - $500,000
Virginia Fund
Trevor G. Smith	None	$100,001 - $500,000

August 17, 2021

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated February 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$7,242.5	0	$0
Other Pooled Investment Vehicles	1	$9.9	0	$0
Other Accounts	2	$199.0	0	$0
Cynthia J. Clemson
Registered Investment Companies	9	$4,343.0	0	$0
Other Pooled Investment Vehicles	1	$9.9	0	$0
Other Accounts	2	$199.0	0	$0
Trevor G. Smith(1)
Registered Investment Companies	8	$1,578.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) As of June 30, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2020 and in the Eaton Vance family of funds as of December 31, 2020. The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
AMT- Free Fund
Cynthia J. Clemson	$100,001 - $500,000	Over $1,000,000
California Fund
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith(1)	None	$500,001 - $1,000,000
Massachusetts Fund
Craig R. Brandon	None	Over $1,000,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
National Fund
Craig R. Brandon	$100,001 - $500,000	Over $1,000,000
New York Fund
Craig R. Brandon	None	Over $1,000,000
Ohio Fund
Cynthia J. Clemson	None	Over $1,000,000

(1) As of June 30, 2021

August 17, 2021